UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-3835

Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/06 is included with this Form.

■ Value Line Centurion Fund, Inc. (Unaudited)	Semiannual Report To Contractowners

Bradley Brooks, CFA

Portfolio Manager

Objective:

Long-term growth of capital

Inception Date:

November 15, 1983

Net Assets at June 30, 2006:

$305,250,753

Portfolio Composition at June 30, 2006:

(Percentage of Total Net Assets)

Top Ten Holdings  (As of 6/30/2006)

Company	Percentage of Total Net Assets
RSA Security, Inc.	1.34%
CommScope, Inc.	1.32%
Thomas & Betts Corp.	1.23%
E*Trade Financial Corp.	1.23%
Circuit City Stores, Inc.	1.22%
Kirby Corp.	1.22%
MPS Group, Inc.	1.20%
TETRA Technologies, Inc.	1.19%
Weatherford International Ltd.	1.17%
News Corp. Class B	1.17%

Sector Weightings vs. Index  (As of 6/30/2006)

Average Annual Total Returns  (For periods ended 6/30/2006)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 11/15/1983
Value Line Centurion Fund	1.59%	9.73%	1.23%	5.66%	9.78%
S&P 500 Index	2.71%	8.64%	2.50%	8.32%	12.23%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	The S&P 500 Index is an index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

VALUE LINE CENTURION FUND, INC.	1

■ Value Line Centurion Fund, Inc. (Unaudited)	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2006 and held for six months ended June 30, 2006.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,015.90	$4.80	0.96%
Hypothetical (5% return before expenses)	$1,000	$1,020.04	$4.81	0.96%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	VALUE LINE CENTURION FUND, INC.

■	Value Line Centurion Fund, Inc.

Schedule of Investments

June 30, 2006 (Unaudited)

Common Stocks — 97.8%
Shares		Value

Advertising — 0.9%
62,000	Monster Worldwide, Inc.*	$2,644,920

Apparel — 0.9%
69,000	Guess?, Inc.*	2,880,750

Bank — 0.9%
47,000	State Street Corp.	2,730,230

Bank–Midwest — 1.0%
53,000	Hancock Holding Co.	2,968,000

Beverage–Soft Drink — 1.2%
18,500	Hansen Natural Corp.*	3,521,845

Cable TV — 1.0%
175,000	DIRECTV Group, Inc. (The)*	2,887,500

Chemical–Diversified — 1.0%
112,500	Norsk Hydro ASA (ADR)	3,004,875

Chemical–Specialty — 1.1%
91,000	Arch Chemicals, Inc.	3,280,550

Coal — 0.9%
68,000	Arch Coal, Inc.	2,881,160

Computer & Peripherals — 2.0%
90,000	Hewlett-Packard Co.	2,851,200
159,000	Western Digital Corp.*	3,149,790

		6,000,990

Computer Software & Services — 7.7%
147,000	BMC Software, Inc.*	3,513,300
79,000	Citrix Systems, Inc.*	3,171,060
46,000	Cognizant Technology Solutions Corp. Class A*	3,099,020
88,000	Paychex, Inc.	3,430,240
150,000	RSA Security, Inc.*	4,078,500
63,000	SEI Investments Co.	3,079,440
75,000	Transaction Systems Architects, Inc.*	3,126,750

		23,498,310

Diversified Companies — 2.0%
69,000	Honeywell International, Inc.	2,780,700
70,500	McDermott International, Inc.*	3,205,635

		5,986,335

Drug — 1.0%
131,000	Biovail Corp.	3,066,710

E-Commerce — 1.7%
93,000	Akamai Technologies, Inc.*	3,365,670
185,000	webMethods, Inc.*	1,825,950

		5,191,620

Electrical Equipment — 4.5%
93,000	Belden CDT, Inc.	3,073,650
33,500	Garmin Ltd.	3,532,240
100,000	General Cable Corp.*	3,500,000
73,000	Thomas & Betts Corp.*	3,744,900

		13,850,790

Electronics — 5.5%
180,000	AVX Corp.	2,842,200
129,000	Benchmark Electronics, Inc.*	3,111,480
290,000	KEMET Corp.*	2,673,800
85,000	Molex, Inc.	2,853,450
81,000	Plexus Corp.*	2,771,010
110,000	Technitrol, Inc.	2,546,500

		16,798,440

Shares		Value

Entertainment — 1.0%
100,000	Walt Disney Co. (The)	$3,000,000

Environmental — 1.1%
94,000	Waste Management, Inc.	3,372,720

Food Processing — 1.0%
71,000	Archer-Daniels-Midland Co.	2,930,880

Furniture/Home Furnishings — 0.9%
114,000	Select Comfort Corp.*	2,618,580

Human Resources — 3.2%
100,000	Kelly Services, Inc. Class A	2,717,000
243,000	MPS Group, Inc.*	3,659,580
75,000	Volt Information Sciences, Inc.*	3,495,000

		9,871,580

Industrial Services — 3.2%
91,000	Amdocs Ltd.*	3,330,600
62,000	Expeditors International of Washington, Inc.	3,472,620
176,000	Quanta Services, Inc.*	3,050,080

		9,853,300

Information Services — 1.8%
200,000	Gartner, Inc.*	2,840,000
71,000	Thomson Corp. (The)	2,734,920

		5,574,920

Internet — 2.2%
63,000	CheckFree Corp.*	3,122,280
164,000	E*Trade Financial Corp.*	3,742,480

		6,864,760

Machinery — 3.0%
80,000	Gardner Denver, Inc.*	3,080,000
60,000	Manitowoc Company, Inc. (The)	2,670,000
35,000	Terex Corp.* (a)	3,454,500

		9,204,500

Manufactured Housing/Recreational Vehicle — 0.9%
60,000	Thor Industries, Inc.	2,907,000

Maritime — 1.2%
94,000	Kirby Corp.*	3,713,000

Medical Supplies — 0.9%
96,000	Illumina, Inc.*	2,847,360

Metals & Mining Diversified — 1.8%
56,000	Alcan, Inc.	2,628,640
110,000	AMCOL International Corp.	2,898,500

		5,527,140

Natural Gas–Diversified — 0.9%
185,000	El Paso Corp.	2,775,000

Newspaper — 1.2%
177,000	News Corp. Class B	3,571,860

Oilfield Services/Equipment — 4.3%
165,000	Global Industries Ltd.*	2,755,500
48,000	Schlumberger Ltd.	3,125,280
120,000	TETRA Technologies, Inc.*	3,634,800
72,000	Weatherford International Ltd.*	3,572,640

		13,088,220

Precious Metals — 1.0%
90,000	Agnico-Eagle Mines Ltd.	2,977,200

See notes to financial statements.

3

■	Value Line Centurion Fund, Inc.

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

Precision Instrument — 1.7%
140,000	Newport Corp.*	$2,256,800
127,000	Veeco Instruments, Inc.*	3,027,680

		5,284,480

Railroad — 2.2%
50,000	CSX Corp.	3,522,000
89,000	Genesee & Wyoming, Inc. Class A*	3,156,830

		6,678,830

Retail–Automotive — 1.0%
52,000	Group 1 Automotive, Inc.	2,929,680

Retail–Special Lines — 6.2%
55,000	Best Buy Co., Inc.	3,016,200
100,000	Christopher & Banks Corp.	2,900,000
137,000	Circuit City Stores, Inc.	3,729,140
127,000	Dress Barn, Inc. (The)*	3,219,450
86,000	Gymboree Corp. (The)*	2,989,360
81,000	Too, Inc.*	3,109,590

		18,963,740

Retail Building Supply — 0.9%
73,000	Home Depot, Inc. (The)	2,612,670

Retail Store — 2.1%
107,000	Dillard’s, Inc. Class A	3,407,950
52,000	Kohl’s Corp.*	3,074,240

		6,482,190

Securities Brokerage — 4.1%
21,000	Bear Stearns Companies, Inc. (The)	2,941,680
206,000	Charles Schwab Corp. (The)	3,291,880
7,000	Chicago Mercantile Exchange Holdings, Inc.	3,438,050
46,000	Morgan Stanley	2,907,660

		12,579,270

Semiconductor — 6.3%
350,000	Amkor Technology, Inc.*	3,311,000
285,000	Cirrus Logic, Inc.*	2,319,900
61,000	Cymer, Inc.*	2,834,060
200,000	Integrated Device Technology, Inc.*	2,836,000
136,000	Intersil Corp. Class A	3,162,000
285,000	LSI Logic Corp.*	2,550,750
100,000	NVIDIA Corp.*	2,129,000

		19,142,710

Shoe — 1.7%
111,000	Skechers U.S.A., Inc. Class A*	2,676,210
90,000	Steven Madden Ltd.	2,665,800

		5,342,010

Steel–General — 1.9%
24,500	Carpenter Technology Corp.	2,829,750
36,000	Reliance Steel & Aluminum Co.	2,986,200

		5,815,950

Telecommunication Services — 1.7%
100,000	AT&T, Inc.	2,789,000
300,000	Qwest Communications International, Inc.*	2,427,000

		5,216,000

Telecommunications Equipment — 1.3%
128,000	CommScope, Inc.*	4,021,760

Trucking — 1.1%
103,000	Swift Transportation Co, Inc.*	3,271,280

Shares		Value

Trucking/Transportation Leasing — 1.0%
97,000	United Rentals, Inc.*	$3,102,060

Wireless Networking — 1.7%
100	Brightpoint, Inc.*	1,353
46,000	Itron, Inc.*	2,725,960
145,000	Palm, Inc.*	2,334,500

		5,061,813

	Total Common Stock And Total Investment Securities — 97.8% (Cost $283,566,648)	$298,395,488

Repurchase Agreements — 2.5%
Principal Amount		Value
$3,800,000	With Morgan Stanley & Co., 4.43%, dated 6/30/06, due 7/3/06, delivery value $3,801,403 (collateralized by $4,000,000 U.S. Treasury Notes 3.875%, due 5/15/09, with a value of $3,886,875)	$3,800,000
4,000,000	With UBS Securities, LLC, 4.30%, dated 6/30/06, due 7/3/06, delivery value $4,001,433 (collateralized by $3,458,000 U.S. Treasury Notes 12.00%, due 8/15/13, with a value of $4,083,903)	4,000,000

	Total Repurchase Agreements (Cost $7,800,000)	7,800,000

Excess Of Liabilities Over Cash And Other Assets — (-0.3%)		(944,735)

Net Assets — 100.0%		$305,250,753

Net Asset Value Per Outstanding Share ($305,250,753 ÷ 14,967,894 shares outstanding)		$20.39

*	Non-income producing.
(a)	When Issued Security.

(ADR) American Depositary Receipt

See notes to financial statements.

4

■	Value Line Centurion Fund, Inc.

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

ASSETS:
Investment securities, at value (Cost—$283,566,648)	$298,395,488
Repurchase agreements (Cost—$7,800,000)	7,800,000
Cash	105,414
Receivable for securities sold	13,369,390
Interest and dividends receivable	91,974
Prepaid expenses	4,345
Receivable for capital shares sold	472

Total Assets	319,767,083

LIABILITIES:
Payable for securities purchased	14,018,714
Payable for capital shares repurchased	313,620
Accrued expenses:
Advisory fee	121,761
Service and distribution plan fees payable	60,888
Directors’ fees	1,008
Other	339

Total Liabilities	14,516,330

Net Assets	$305,250,753

NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 14,967,894 shares)	$14,967,894
Additional paid-in capital	222,074,527
Accumulated net investment loss	(668,516)
Accumulated net realized gain on investments	54,048,008
Net unrealized appreciation of investments and foreign exchange translations	14,828,840

Net Assets	$305,250,753

Net Asset Value Per Outstanding Share ($305,250,753 ÷ 14,967,894 shares outstanding)	$20.39

Statement of Operations

Six Months Ended

June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign tax of $10,739)	$643,948
Interest	213,717

Total Income	857,665

Expenses:
Advisory fee	819,559
Service and distribution plan fees	655,647
Auditing and legal fees	32,580
Custodian fees	28,488
Insurance	21,172
Directors’ fees and expenses	13,027
Printing	3,550
Other	3,713

Total Expenses Before Custody Credits and Waivers	1,577,736
Less: Service and Distribution Plan Fees Waived	(48,133)
Less: Custody Credits	(3,422)

Net Expenses	1,526,181

Net Investment Loss	(668,516)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net Realized Gain	29,544,436
Change in Net Unrealized Appreciation (Depreciation)	(22,627,627)

Net Realized Gain and Change in Net Unrealized Appreciation (Depreciation) on Investments and Foreign Exchange Transactions	6,916,809

NET INCREASE IN NET ASSETS FROM OPERATIONS	$6,248,293

See notes to financial statements.

5

■	Value Line Centurion Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Operations:
Net investment loss	$(668,516)	$(1,296,252)
Net realized gain on investments	29,544,436	25,962,206
Change in net unrealized appreciation (depreciation)	(22,627,627)	3,369,570

Net Increase In Net Assets From Operations	6,248,293	28,035,524

Distributions to Shareholders:
Net realized gains	—	(31,154,504)

Decrease in Net Assets from Distributions to Shareholders	—	(31,154,504)

Capital Share Transactions:
Proceeds from sale of shares	5,454,351	8,388,252
Proceeds from reinvestment of dividends and distributions to shareholders	—	31,154,504
Cost of shares repurchased	(32,269,288)	(61,015,036)

Net decrease from capital share transactions	(26,814,937)	(21,472,280)

Total Decrease in Net Assets	(20,566,644)	(24,591,260)

NET ASSETS:

Beginning of period	325,817,397	350,408,657

End of period	$305,250,753	$325,817,397

Accumulated net investment loss, at end of period	$(668,516)	$—

See notes to financial statements.

6

■	Value Line Centurion Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended June 30, 2006 (Unaudited)		Years Ended December 31,
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$20.07		$20.24	$18.15	$15.19	$19.71	$27.25

Income from investment operations:
Net investment income (loss)	(.04)		(.08)	(.05)	(.03)	(.01)	.05
Net gain (loss) on securities (both realized and unrealized)	.36		1.88	2.14	2.99	(4.51)	(4.48)

Total from investment operations	.32		1.80	2.09	2.96	(4.52)	(4.43)

Less distributions:
Dividends from net investment income	—		—	—	—	—	(.04)
Distributions from net realized gains	—		(1.97)	—	—	—	(3.00)
Tax return of capital	—		—	—	—	—	(.07)

Total distributions	—		(1.97)	—	—	—	(3.11)

Net asset value, end of period	$20.39		$20.07	$20.24	$18.15	$15.19	$19.71

Total return*	1.59	%(b)	9.13%	11.51%	19.49%	(22.93)%	(16.35)%

Ratios/supplemental data:
Net assets, end of period (in thousands)	$305,251		$325,817	$350,409	$355,435	$338,651	$523,803
Ratio of expenses to average net assets(a)	.96	%(c)(d)	.96%	.95%	.99%	.76%	.59%
Ratio of net investment income (loss) to average net assets	(.41	)%(c)	(.39)%	(.27)%	(.19)%	(.06)%	.20%
Portfolio turnover rate	112	%(b)	219%	187%	129%	126%	141%

*	Total returns do not reflect the effects of charges deducted under the terms of GIAC’s variable contracts. Including such charges would reduce the total returns for all periods shown.
(a)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.
(b)	Not annualized
(c)	Annualized
(d)	Ratio reflects expenses grossed up for the voluntary waiver of a portion of the service and distribution fee by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waiver, but exclusive of the custody credit arrangement, would have been 0.93% for the six months ended June 30, 2006.

See notes to financial statements.

7

■	Value Line Centurion Fund, Inc.

Notes to Financial Statements

June 30, 2006 (Unaudited)

1.    Significant Accounting Policies

Value Line Centurion Fund, Inc. (the “Fund”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, whose primary investment objective is long-term growth of capital. The Fund’s portfolio will usually consist of common stocks ranked 1 or 2 for year-ahead performance by the Value Line Investment Survey, one of the nation’s major investment advisory services.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A)  Security Valuation

Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B)  Repurchase Agreements

In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)  Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for the federal income tax is required.

(D)  Dividends and Distributions

It is the Fund’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Directors.

(E)  Securities Transactions and Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(F)  Foreign Currency Translation

Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

8

■	Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain (loss) on investments and changes in unrealized appreciation (depreciation) on investments.

(G) Representations and Indemnifications

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.    Capital Share Transactions, Dividends and

Distributions

Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in capital stock were as follows:

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Shares sold	256,232	426,506
Shares issued in reinvestment of dividends and distributions	—	1,589,516
Shares repurchased	(1,521,817)	(3,095,339)

Net decrease	(1,265,585)	(1,079,317)

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

Six Months Ended June 30, 2006
PURCHASES:
Investment Securities	$355,635,194

SALES:
Investment Securities	$376,419,281

4.    Income Taxes

At June 30, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$291,366,648

Gross tax unrealized appreciation	$26,093,272
Gross tax unrealized depreciation	(11,264,432)

Net tax unrealized appreciation on investments	$14,828,840

5.    Investment Advisory Fee, Service and Distribution

Fees and Transactions with Affiliates

An advisory fee of $819,559 was paid or payable to Value Line, Inc. (the “Adviser”), the Fund’s investment adviser, for the six months ended June 30, 2006. This was computed at the rate of  1/2 of 1% of the average daily net assets of the Fund during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended

9

■	Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

June 30, 2006, fees amounting to $655,647 before fee waivers were paid or payable to the Distributor under this plan. Effective May 23, 2006, the Distributor voluntarily waived 0.15% of the fee. The fees waived amounted to $48,133. The Distributor has no right to recoup previously waived amounts.

For the six months ended June 30, 2006, the Fund’s expenses were reduced by $3,422 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

10

■	Value Line Centurion Fund, Inc.

Factors Considered by the Independent Directors in Approving the Investment Advisory Agreement for Value Line Centurion Fund, Inc. (Unaudited)

The Investment Company Act of 1940 requires that the Fund’s investment advisory agreement (the “Agreement”) be approved annually by both the Board of Directors (collectively, “the Directors”) and a majority of the Directors who are not affiliated with Value Line, Inc., the Fund’s investment adviser (“Value Line”) (the “Independent Directors”), voting separately. The Directors have determined that the terms of the Fund’s Agreement are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings which specifically addressed the approval of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund compared to a peer group of funds (“Performance Universe”) and its benchmark index, each as classified by Lipper, Inc., an independent evaluation service (“Lipper”); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund’s shares; (v) the allocation of the Fund’s brokerage; and (vi) the overall quality and scope of services provided by Value Line.

As part of the review of the Agreement, the Independent Directors requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors engaged in an extensive review of the following information, which included data comparing: (i) the Fund’s average management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 10 other multi-cap growth funds underlying variable insurance products (“VIPs”), as classified by Lipper (“Expense Group”) and a peer group of funds consisting of the Fund, the Expense Group and all other multi-cap growth funds underlying VIPs, excluding outliers (“Expense Universe”); (ii) the Fund’s average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund’s investment performance to the average performance of the Performance Universe as well as the Lipper Index; (iv) Value Line’s financial results and conditions, including Value Line’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund’s current investment management staffing; and (vi) the Fund’s potential for achieving economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Directors reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Directors noted that the Fund underperformed the Performance Universe Average for the one-year, three-year and 10-year periods ended December 31, 2005 and the Lipper Index for the three-year period ended December 31, 2005. The Directors noted, however, that the Fund outperformed the Performance Universe Average for the five-year period ended December 31, 2005 and the Lipper Index for the one-year, five-year and 10-year periods ended December 31, 2005, and determined that the Fund’s overall performance was in line with those of its peer group and benchmark index.

Value Line’s Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund, achieving the Fund’s investment objective and adhering to the Fund’s investment strategy. The Independent Directors also engaged in discussions with Value Line’s senior management who are responsible for the overall functioning of the Fund’s investment operations. Based on this review, the Directors concluded that the Fund’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Directors considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Directors noted that the Fund’s management fees for the most recent fiscal year were lower than those of the Expense Group and Expense Universe averages. The Directors also noted that the Fund’s total expense ratio for the most recent fiscal year was lower than those of the Expense Group and Expense Universe averages. Based on this information, the Directors concluded that the Fund’s management fees and total expense ratio were reasonable.

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■	Value Line Centurion Fund, Inc.

Factors Considered by the Independent Directors in Approving the Investment Advisory Agreement for Value Line Centurion Fund, Inc. (Unaudited) (Continued)

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided by Value Line and its affiliates under various other contracts, and their overall supervision of third party service providers. Based on this review, the Directors concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliates were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability. The Directors considered the level of Value Line’s profits with respect to the management of the Fund, including the impact of certain actions taken during 2004 and 2005. This consideration included a review of Value Line’s methodology in allocating certain of its costs to the management of each Fund, Value Line’s voluntary reduction of management and/or Rule 12b-1 fees for certain Funds, Value Line’s termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. The Directors concluded that Value Line’s profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Conclusion. The Directors, in light of Value Line’s overall performance, considered it appropriate to continue to retain Value Line as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Directors concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

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■	Value Line Centurion Fund, Inc.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

13

Item 2. Code of Ethics

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services

N/A

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	9/7/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	9/7/06